Capital adequacy - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024	Jun. 22, 2023	Jun. 21, 2023
Disclosure of credit risk exposure [line items]
Capital conservation buffer	2.50%	2.50%
Countercyclical buffer	1.60%	1.60%
Capital base requirement	3.00%	3.00%
Leverage ratio	9.50%	9.60%
Sweden
Disclosure of credit risk exposure [line items]
Countercyclical buffer			2.00%	1.00%
Capital requirement related to credit risk exposures	71.00%	74.00%
Foreign equity investments
Disclosure of credit risk exposure [line items]
Countercyclical buffer	0.15%	0.12%
Operational risk
Disclosure of credit risk exposure [line items]
Business indicator component	0.12